Interim Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 46,321	€ 47,000
Goodwill and Intangible assets	36,106	36,199
Property, plant and equipment	4,231	5,061
Non-current Trade and Other receivables	2,375	2,432
Non-current Grant receivables	3,378	3,051
Other non-current assets	231	257
CURRENT ASSETS	29,439	42,836
Trade and Other Receivables	972	558
Current Grant receivables	841	1,686
Other current assets	934	1,253
Short-term investments		0
Cash and cash equivalents	26,692	39,338
TOTAL ASSETS	75,760	89,836
EQUITY	30,318	45,619
Share capital	48,513	48,513
Share premium	43,349	43,349
Other reserves	29,477	28,181
Accumulated deficit	(91,021)	(74,424)
NON-CURRENT LIABILITIES	34,644	32,295
Bank loans		37
Lease liabilities	2,509	2,967
Recoverable Cash advances (RCA's)	4,538	4,139
Contingent consideration payable and other financial liabilities	27,199	24,754
Post-employment benefits	398	398
CURRENT LIABILITIES	10,798	11,922
Bank loans	91	192
Lease liabilities	1,104	1,167
Recoverable Cash advances (RCA's)	613	346
Trade payables	5,782	6,969
Other current liabilities	3,208	3,248
TOTAL EQUITY AND LIABILITIES	€ 75,760	€ 89,836